SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
SEGMENT INFORMATION
SEGMENT INFORMATION

23.SEGMENT INFORMATION

(a)	Geographic segments

The Company’s geographic segments align very closely with its reportable operating segments. We conduct our activities in four geographic areas: Mexico, USA, Panama, and our corporate offices are in Canada.

(b)	Reportable segments

The operating and reportable segments of the Company are based on the reports which are reviewed by the chief operating decision maker (“CODM”) in making strategic resource allocation decisions. These operating segments are (1) the Camino Rojo Mine, (2) the Nevada projects, (3) the Cerro Quema project, and (4) the corporate office. The operating segments other than corporate office are each managed by a dedicated General Manager and management team. The corporate office oversees the plans and activities of early-stage exploration projects.

(i)Income (loss) for the year by segment

Year ended December 31, 2024	Mexico	USA	Panama	Corporate	Total
Provided to the CODM on a per-segment basis
Revenue (note 3)	$343,918	$—	$—	$—	$343,918
Operating costs	(77,059)	—	—	—	(77,059)
Royalties	(8,536)	—	—	—	(8,536)
Exploration and evaluation expenses (note 5)	(8,071)	(20,875)	(5,245)	(404)	(34,595)
General and administrative expenses (note 6)	—	—	(755)	(16,144)	(16,899)
Segment profit (loss) as provided to the CODM	250,252	(20,875)	(6,000)	(16,548)	206,829
Reconciling items to net income before tax expense
Depletion and depreciation	—	—	—	—	(40,683)
Interest income	—	—	—	—	10,845
Depreciation	—	—	—	—	(407)
Share based payments (note 20)	—	—	—	—	(4,815)
Interest and accretion expense	—	—	—	—	(6,891)
Fair value adjustments on financial instruments	—	—	—	—	3,138
Foreign exchange and other gain (loss)	—	—	—	—	8,246
Income before tax expense, for the year	—	—	—	—	$176,262

In June 2024 an IFRS Interpretations Committee ("IFRIC") Agenda Decision clarified the manner in which entities evaluate the information provided to the CODM, including items that are not separately reviewed by the CODM but that are included in the CODM’s measure of segment profit. We have revised our segment reporting based on our evaluation of the clarified guidance. We have recast our comparative segment disclosure information to conform to the current year's presentation.

Year ended December 31, 2023	Mexico	USA	Panama	Corporate	Total
Provided to the CODM on a per-segment basis
Revenue (note 3)	$233,451	$—	$—	$192	$233,643
Operating costs	(57,672)	—	—	—	(57,672)
Royalties	(5,795)	—	—	—	(5,795)
Exploration and evaluation expenses (note 5)	(8,740)	(19,377)	(6,001)	(498)	(34,616)
Impairment of exploration properties	—	(314)	(72,429)	—	(72,743)
General and administrative expenses (note 6)	—	—	—	(13,408)	(13,408)
Segment profit (loss) as provided to the CODM	161,244	(19,691)	(78,430)	(13,714)	49,409
Reconciling items to net income before tax expense
Depletion and depreciation	—	—	—	—	(28,649)
Interest income	—	—	—	—	5,387
Depreciation	—	—	—	—	(504)
Share based payments (note 20)	—	—	—	—	(3,221)
Interest and accretion expense	—	—	—	—	(11,838)
Loss on extinguishment of credit facility	—	—	—	—	(1,547)
Foreign exchange and other gain (loss)	—	—	—	—	(1,443)
Income before tax expense, for the year	—	—	—	—	$7,594

(ii)Assets by segment

At December 31, 2024	Mexico	USA	Panama	Corporate	Total
Property, plant and equipment	$201,417	$613	$—	$555	$202,585
Exploration and evaluation properties	—	$171,993	$10,000	—	$181,993
Total assets	$378,619	$173,260	$10,809	$35,661	$598,349

At December 31, 2023	Mexico	USA	Panama	Corporate	Total
Property, plant and equipment	$210,339	$525	$—	$855	$211,719
Exploration and evaluation properties	—	160,000	10,000	—	170,000
Total assets	336,374	161,137	10,673	27,594	535,778